UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2011

CALVERT FIRST GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

VARIABLE RATE DEMAND NOTES - 63.7%	PRINCIPAL AMOUNT	VALUE
Allegheny County Pennsylvania Hospital Development Authority Revenue, 0.16%, 7/15/28, CEI: Fannie Mae (r)	$2,600,000	$2,600,000
Chicago Illinois MFH Revenue, 0.17%, 7/1/29, CEI: Freddie Mac (r)	5,755,000	5,755,000
Colorado State HFA Revenue:
Greenwood Apts. Project, 0.13%, 10/15/16, CEI: Fannie Mae (r)	2,630,000	2,630,000
Hamptons Apts. Project, 0.13%, 10/15/16, CEI: Fannie Mae (r)	2,500,000	2,500,000
Woodstream Village Project, 0.20%, 2/1/31, CEI: Fannie Mae (r)	2,315,000	2,315,000
Englewood Colorado MFH Revenue, 0.15%, 12/1/26, CEI: Freddie Mac (r)	1,800,000	1,800,000
Kansas State Development Finance Authority MFH Revenue, 0.16%, 7/1/30, CEI: Freddie Mac (r)	5,100,000	5,100,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%, 7/1/24, CEI: Freddie Mac (r)	4,000,000	4,000,000
Maryland Community Development Administration Revenue, 0.15%, 12/1/37, CEI: Freddie Mac (r)	4,750,000	4,750,000
New York City Housing Development Corp. MFH Mortgage Revenue, 0.16%, 5/15/39, CEI: Fannie Mae (r)	3,200,000	3,200,000
New York City Housing Development Corp. MFH Revenue:
0.17%, 6/15/34, CEI: Fannie Mae (r)	3,150,000	3,150,000
0.17%, 12/1/35, CEI: Freddie Mac (r)	6,905,000	6,905,000
0.18%, 11/15/37, CEI: Fannie Mae (r)	500,000	500,000
New York State HFA Revenue:
0.18%, 11/15/29, CEI: Fannie Mae (r)	3,000,000	3,000,000
0.18%, 5/15/33, CEI: Fannie Mae (r)	500,000	500,000
0.14%, 5/15/34, CEI: Fannie Mae (r)	3,200,000	3,200,000
0.14%, 5/15/36, CEI: Fannie Mae (r)	3,500,000	3,500,000
0.15%, 5/15/37, CEI: Fannie Mae (r)	2,000,000	2,000,000
0.17%, 11/15/38, CEI: Fannie Mae (r)	3,750,000	3,750,000
Richfield Minnesota MFH Revenue, 0.18%, 3/1/34, CEI: Freddie Mac (r)	4,010,000	4,010,000
St. Louis Park Minnesota MFH Revenue, 0.18%, 8/1/34, CEI: Freddie Mac (r)	4,192,000	4,192,000
Tucson Arizona IDA Revenue, 0.16%, 1/15/32, CEI: Fannie Mae (r)	3,445,000	3,445,000
Utah State Housing Corp. Single Family Revenue, 0.18%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	1,758,000	1,758,000

Total Variable Rate Demand Notes (Cost $74,560,000)		74,560,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 25.4%
Fannie Mae Discount Notes, 6/18/12	3,000,000	2,996,303
Federal Home Loan Bank:
0.875%, 8/22/12	2,500,000	2,514,265
0.30%, 9/10/12	2,000,000	2,000,000
0.375%, 10/3/12	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes:
10/25/11	2,000,000	1,999,733
8/3/12	2,000,000	1,996,077
Overseas Private Investment Corp. VRDN:
0.08%, 11/15/13, GA: U.S. Government (r)	4,186,048	4,186,048
0.09%, 6/15/17, GA: U.S. Government (r)	10,000,000	10,000,000
0.07%, 6/15/31, GA: U.S. Government (r)	2,000,000	2,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $29,692,426)		29,692,426

U.S. TREASURY - 10.4%
United States Treasury Notes:
0.75%, 11/30/11	2,000,000	2,002,273
1.375%, 3/15/12	2,000,000	2,012,115
0.375%, 8/31/12	3,000,000	3,006,289
4.125%, 8/31/12	3,000,000	3,109,127
4.25%, 9/30/12	2,000,000	2,081,651

Total U.S. Treasury (Cost $12,211,455)		12,211,455

TOTAL INVESTMENTS (Cost $116,463,881) - 99.5%		116,463,881
Other assets and liabilities, net - 0.5%		586,913
NET ASSETS - 100%		$117,050,794

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement

Abbreviations:
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert First Government Money Market Fund (the “Fund”), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$41,903,881	-	$41,903,881
Variable rate demand notes	-	74,560,000	-	74,560,000
TOTAL	-	$116,463,881	-	$116,463,881

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The cost of investments owned at September 30, 2011 for federal income tax purposes was $116,463,881.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  November 29, 2011

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date:  November 29, 2011